COST OF SALES AND OTHER OPERATING (INCOME) COSTS - Disclosure of cost of sales and other operating (income) costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost Of Sales And Other Operational Costs [Abstract]
Site operating costs	$ 392,220	$ 367,689
Transportation costs	29,940	35,413
Changes in inventories of finished goods	1,773	23,852
Changes in inventories of sulphide ore stockpiles	16,327	2
Changes in inventories of oxide ore	(18,020)	(9,870)
Production costs	422,240	417,086
Depletion and amortization	102,718	73,852
Cost of sales	524,958	490,938
Crusher relocation costs	0	16,141
Site care and maintenance	0	2,524
Research and development tax credits	(4,008)	0
Other operating (income) costs	(4,008)	18,665
Insurance recovery	$ 0	$ (26,290)